Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

The Company has a Compensation Recoupment Policy requiring the return of incentive compensation in the event of a financial restatement. Specifically, if the Company restates its financial statements, then, to the fullest extent permitted by law, the Company shall require each current or former executive officer to reimburse such compensation that would have been in excess of that which would have been paid to him or her based upon the financial statements as so restated. A copy of our Compensation Recoupment policy is available on our website at https://ir.connectonebank.com/.